Consolidated Segment Data	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Segment Reporting [Abstract]
Consolidated Segment Data
11.	CONSOLIDATED SEGMENT DATA

Segment information is consistent with how chief operating decision maker reviews the businesses, makes investing and resource allocation decisions and assesses operating performance. The segment data presented reflects this segment structure. The Company reports financial and operating information in the following four segments:

(a)	Garment manufacturing. Including manufacturing and distribution of garments;

(b)	Logistics services. Providing logistic services; and

(c)	Epidemic prevention supplies. Including manufacturing, distribution and trading of epidemic prevention supplies.

(d)	Property management and subleasing. Providing shops subleasing and property management services for garment wholesalers and retailers in garment market.

The Company also provides general corporate services to its segments and these costs are reported as “Corporate and others”.

Selected information in the segment structure is presented in the following tables:

Revenues by segment for the three and nine months ended December 31, 2020 and 2019 are as follows:

	Three months ended December 31,		Nine months ended December 31,
Revenues	2020	2019	2020	2019
Garments manufacturing segment	$2,287,981	$2,643,560	$5,186,042	$3,517,009
Logistics services segment	824,025	1,384,342	3,664,409	4,665,387
Property management and subleasing	294,759	-	294,759	-
Epidemic prevention supplies segment	4,787	-	11,868,854	-
Total of reportable segments and consolidated revenue	$3,411,552	$4,027,902	$21,014,064	$8,182,396

Income from operations by segment for the three and nine months ended December 31, 2020 and 2019 are as follows:

	Three months ended		Nine months ended
	December 31,		December 31,
	2020	2019	2020	2019
Garment manufacturing segment	$98,905	$158,268)	$240,423	$187,803
Logistics services segment	57,222	(176,350)	92,506	(168,634)
Property management and subleasing	5,966	-	5,966	-
Epidemic prevention supplies	(201,147)	-	(3,297,265)	-
Total of reportable segments	(39,054)	(18,082)	(2,958,370)	19,169
Reconciliation – Corporate	(249,472)	(227,210)	(634,645)	(927,569)
Total consolidated loss from operations	$(288,526)	$(245,292)	$(3,593,015)	$(908,400)

Total assets by segment as at December 31, 2020 and March 31, 2020 are as follows:

Total assets	December 31, 2020	March 31, 2020
Garment manufacturing segment	$2,628,877	$4,098,758
Logistics services segment	1,877,949	2,422,140
Property management and subleasing	9,993,744	-
Epidemic prevention supplies	243,075	-
Total of reportable segments	14,743,645	6,520,898
Reconciliation – Corporate	2,534,719	1,901,080
Consolidated total assets	$17,278,364	$8,421,978

12.	CONSOLIDATED SEGMENT DATA

Segment information is consistent with how management reviews the businesses, makes investing and resource allocation decisions and assesses operating performance. The segment data presented reflects this segment structure. The Company reports financial and operating information in the following two segments:

(a)	Manufacturing of garments (the “Garment manufacturing segment”); and
(b)	Providing logistic services (the “Logistics services segment”).

The Company also provides general corporate services to its segments and these costs are reported as “Corporate”.

Selected information in the segment structure is presented in the following tables:

Revenues by segment for the years ended March 31, 2020 and 2019 are as follows:

Revenues	2020	2019
Garment manufacturing segment	$4,298,518	$3,359,637
Logistics services segment	5,873,861	6,667,283
Total of reportable segments	10,172,379	10,026,920
Reconciliation – Corporate	-	-
Total consolidated revenue	$10,172,379	$10,026,920

Income from operations by segment for the years ended March 31, 2020 and 2019 are as follows:

Operating income (loss)	2020	2019
Garment manufacturing segment	$215,324	$8,091
Logistics services segment	80,128	(10)
Total of reportable segments	295,452	8,081
Reconciliation – Corporate	(1,159,770)	(691,208)
Total consolidated loss from operations	$(864,318)	$(683,127)
Garment manufacturing segment	(26,686)	(12,762)
Logistics services segment	(72,750)	10,118
Total of reportable segments	(99,436)	(2,644)
Reconciliation – Corporate	(793)	(3)
Total consolidated loss before income tax	$(964,547)	$(685,774)
Income tax expense	(16,070)	(8,555)
Net loss	$(980,617)	$(694,329)

Depreciation and amortization by segment for the years ended March 31, 2020 and 2019 are as follows:

Depreciation	2020	2019
Garment manufacturing segment	$9,739	$23,036
Logistics service segment	104,652	92,637
Total of reportable segments	114,391	115,673
Reconciliation – Corporate	-	-
Total consolidated depreciation	$114,391	$115,673

Expenditure for addition of long lived assets for the years ended March 31, 2020 and 2019 are as follows:

Expenditure for additions to long lived assets	2020	2019
Garment manufacturing segment	$6,526	$-
Logistics services segment	129,476	228,618
Total of reportable segments	136,002	228,618
Reconciliation – Corporate	-	-
Total consolidated expenditure for additions to long lived assets	$136,002	$228,618

Total assets by segment at March 31, 2020 and 2019 are as follows:

Total assets	2020	2019
Garment manufacturing segment	$4,098,758	$1,242,335
Logistics services segment	2,422,140	2,253,308
Total of reportable segments	6,520,898	3,495,643
Reconciliation – Corporate	1,901,080	476,203
Total consolidated total assets	$8,421,978	$3,971,846